Acquisitions and Divestitures - Assets Acquisition of Fintalk Assets (Details) - USD ($)	1 Months Ended
	Jun. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions and Divestitures
Intangible assets				$ 20,782,710	$ 2,983,138	$ 14,584
Fintalk
Acquisitions and Divestitures
Total purchase price paid	$ 6,350,000		$ 7,000,000
Cash paid to acquire entity	1,000,000	$ 1,000,000
Value of capital stock issued	$ 5,350,000		$ 6,000,000
Number of common stock issued	2,860,963
Shares Issued, Price Per Share	$ 1.87
Intangible assets	$ 1,000,000